Financial assets and financial liabilities	6 Months Ended
Jun. 30, 2019
Financial Assets And Financial Liabilities
Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits, held by the Group as at June 30, 2019 and December 31, 2018:

	As of June 30, 2019 (unaudited)	As of December 31, 2018
	(in thousands of €)
Financial assets at amortized cost
Non-current financial assets	290	207
Current financial assets	84,818	101,184
Financial liabilities at amortized cost
Trade and other payables	12,184	6,657

The fair value of current and non-current financial assets (primarily quoted debt securities with, credit ratings ranging from AA- to AAA) amounted to €84,164 thousand (level 1). The Group’s debt instruments at amortized cost consist solely of quoted securities that are graded in the top investment category (AA- to AAA) by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments. Based on statistical historical probabilities of default, adjusted for forward-looking factors specific to the debtors and the economic environment, the Group believes that the expected credit losses for these debt instruments are immaterial. Furthermore, since the acquisition of these debt securities, their credit ratings have remained stable.